OTHER NON-CURRENT ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY item	Dec. 31, 2012 CNY
OTHER NON-CURRENT ASSETS
Prepaid long-term lease		119,864	111,087
Deposit for training centers under construction		30,366	30,366
Prepaid leasehold improvement maintenance fee		20,092	23,376
Prepayment for new training base project		65,609	65,609
Number of deconsolidated entities	3	3
Long-term receivable from Changan Xindi Electronics Company		4,000
Others		9,441	8,269
Less: Allowance for doubtful accounts		(65,609)
Other non-current assets, net	$ 30,355	183,763	238,707